Note 11 - Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
(
1
1
)
Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled
$476,182
and
$475,161
as of
December 31, 2018
and
2017,
respectively.

Components of interest-bearing deposits as of
December 31
are as follows:

	20 1 8	2017

Interest-Bearing Demand	$471,794,491	$458,717,332
Savings	79,452,705	78,172,441
Time, $250,000 and Over	53,881,417	38,919,469
Other Time	287,149,453	301,248,235

	$892,278,066	$877,057,477

At
December 31, 2018
and
2017,
the Company had brokered deposits of
$80,535,032
and
$46,328,995
respectively. All of these brokered deposits represent Certificate of Deposit Account Registry Service (CDARS) reciprocal deposits. The CDARS deposits are ones in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company receives reciprocal brokered deposits in a like amount. The aggregate amount of jumbo certificates of deposit, each with a minimum denomination of
$250,000
was
$53,881,417
and
$38,919,469
as of
December 31, 2018
and
December 31, 2017,
respectively.

As of
December 31, 2018,
the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2019	$241,365,987
2020	45,279,800
2021	37,132,339
2022	8,423,379
2023	8,788,583
Thereafter	40,782

$341,030,870